Derivatives and Fair Value Measurements - Amount of Gain or Losses Recognized in Income on Derivatives (Detail) - Cash Flow Hedging [Member] - Net Cost of Gas Sold [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ (11,572)	$ 5,006	$ (7,598)
Regulatory Deferral Accounting Treatment [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ 11,572	$ (5,006)	$ 7,598